Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment, net
Schedule of property and equipment, net
	December 31,
	2012	2013
Leasehold improvements	$1,593,739	$1,287,820
Computers and office equipment	3,303,347	4,329,524
Vehicle	144,453	370,346
Software	402,339	637,988

	5,443,878	6,625,678
Less: accumulated depreciation and amortization	(4,138,157)	(4,785,259)

Property and equipment, net	$1,305,721	$1,840,419